SUPPLEMENTARY CONSOLIDATED BALANCE SHEET INFORMATION (Schedule of Long-Term Loans) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Long-term loans:
Long-term loans	$ 4,000	$ 8,096
Less - current maturities	4,000	4,096
Long-term loans, excluding current maturities		$ 4,000
Loan from bank (a) [Member]
Long-term loans:
Interest rate	4.77%	4.77%
Maturity, maximum	Dec. 31, 2021	Dec. 31, 2021
Long-term loans	$ 4,000	$ 8,000
Loan from bank (b) [Member]
Long-term loans:
Variable interest reference rate	EURIBOR +2.75	EURIBOR +2.75
Interest rate, spread on variable rate	2.75%	2.75%
Maturity, maximum	Dec. 31, 2020	Dec. 31, 2020
Long-term loans		$ 96